Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 79,785,629	₩ 80,137,614
Liabilities	32,458,904	34,372,345
Equity (deficit)	47,326,725	45,765,269	₩ 45,013,201	₩ 45,257,396
Sales	60,186,867	52,939,771	58,522,268
Net income (loss)	2,909,311	1,032,065	₩ (116,215)
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	478,847	448,618
Liabilities	295,052	311,070
Equity (deficit)	183,795	137,548
Sales	154,312	53,908
Net income (loss)	46,138	(36,572)
Domestic [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		501,659
Liabilities		678,004
Equity (deficit)		(176,345)
Sales		361,351
Net income (loss)		(43,195)
Domestic [member] | EQP POSCO Global No1 Natural Resources PEF [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	562,698	597,767
Liabilities	866	864
Equity (deficit)	561,832	596,903
Net income (loss)	1,261	(1,349)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	705,975	725,987
Liabilities	459,519	482,429
Equity (deficit)	246,456	243,558
Sales	576,023	527,101
Net income (loss)	2,417	2,022
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	248,779	247,385
Liabilities	78,680	77,786
Equity (deficit)	170,099	169,599
Sales	15,297	15,961
Net income (loss)	1,236	1,760
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	700,079	547,805
Liabilities	539,137	378,613
Equity (deficit)	160,942	169,192
Sales	164,294
Net income (loss)	(8,250)	(3,748)
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,132,233	929,539
Liabilities	922,338	718,107
Equity (deficit)	209,895	211,432
Net income (loss)	(23,221)	(1,910)
Domestic [member] | Blue Ocean Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	311,129	357,723
Liabilities	188,512	220,895
Equity (deficit)	122,617	136,828
Sales	445,238	456,311
Net income (loss)	(3,345)	2,335
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	76,184	136,857
Liabilities	48,072	124,666
Equity (deficit)	28,112	12,191
Sales	77,093	19,028
Net income (loss)	15,921	967
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	464,074	400,761
Liabilities	384,202	307,625
Equity (deficit)	79,872	93,136
Sales	3,689
Net income (loss)	(13,263)	(822)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	169,774	150,944
Liabilities	112,795	112,194
Equity (deficit)	56,979	38,750
Sales	70,434	60,772
Net income (loss)	18,230	(12,955)
Domestic [member] | Keystone NO. 1. Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	170,155	119,378
Liabilities	133,033	79,946
Equity (deficit)	37,122	39,432
Sales	5,391	197
Net income (loss)	(2,070)	694
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	55,936	96,213
Liabilities	1,315	1,094
Equity (deficit)	54,621	95,119
Sales	10,212	14,157
Net income (loss)	(1,578)	9,561
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,766	2,627
Liabilities	1,616	1,519
Equity (deficit)	1,150	1,108
Sales	5,379	3,952
Net income (loss)	139	(615)
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	10,148,416	10,962,261
Liabilities	6,600,900	8,059,714
Equity (deficit)	3,547,516	2,902,547
Sales	2,988,372	845,243
Net income (loss)	797,008	129,968
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	697,470	786,937
Equity (deficit)	697,470	786,937
Net income (loss)	32,481	24,719
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,805,353	5,682,161
Liabilities	4,223,392	4,237,247
Equity (deficit)	581,961	1,444,914
Sales	1,290,767	226,669
Net income (loss)	(740,591)	243,151
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	252,813	178,853
Liabilities	35,843	2,236
Equity (deficit)	216,970	176,617
Sales	179,453	72,274
Net income (loss)	112,890	41,522
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	717,472	789,336
Liabilities	391,871	427,475
Equity (deficit)	325,601	361,861
Sales	1,245,178	948,488
Net income (loss)	5,978	1,033
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	5,586,171	6,570,172
Liabilities	4,167,906	4,842,560
Equity (deficit)	1,418,265	1,727,612
Sales	630,229	579,388
Net income (loss)	(475,958)	(519,969)
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,911,942	2,171,689
Liabilities	1,121,783	1,305,942
Equity (deficit)	790,159	865,747
Sales	445,682	491,011
Net income (loss)	171,303	187,114
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,182,376	1,334,391
Liabilities	9	1
Equity (deficit)	1,182,367	1,334,390
Net income (loss)	82,344	19,485
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	465,700	491,458
Liabilities	324,687	347,194
Equity (deficit)	141,013	144,264
Sales	179,683	145,571
Net income (loss)	(4,450)	(61,473)
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	179,269	303,389
Liabilities	86	19,704
Equity (deficit)	179,183	283,685
Sales	34,640	33,035
Net income (loss)	32,446	31,962
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	336,085	351,119
Liabilities	272,542	332,037
Equity (deficit)	63,543	19,082
Sales	195,520
Net income (loss)	49,091
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	70,437	83,291
Liabilities	18,722	24,676
Equity (deficit)	51,715	58,615
Sales	85,850	117,387
Net income (loss)	(3,736)	(1,216)
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	212,095	206,052
Liabilities	148,177	165,618
Equity (deficit)	63,918	40,434
Sales	779	3,405
Net income (loss)	29,634	(1,984)
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	70,701	67,905
Liabilities	43,588	40,451
Equity (deficit)	27,113	27,454
Sales	84,973	81,260
Net income (loss)	₩ 1,210	₩ 938